Share based compensation - Summary of share options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Options
Outstanding, beginning balance	46,798,243	58,401,190	41,743,856
Granted	88,434,809	12,981,876	27,021,656
Modification	(331,725)	5,625,445	(5,147,795)
Exercise of share options with shares issued to trusts	(68,616,887)	(13,379,655)
Exercise of share options	(9,640,697)	(12,526,172)
Forfeited/canceled	(4,067,894)	(4,304,441)	(5,216,527)
Outstanding, ending balance	52,575,849	46,798,243	58,401,190	41,743,856
Exercisable	32,195,548
Vested and Expected to Vest	47,122,860
Weighted Average Exercise Price
Outstanding, beginning balance	$ 6.04	$ 5.45	$ 12.28
Granted	0.0001823	0.62	2.79
Modification	0.0001823	11.80	0.0001823
Exercise of share options with shares issued to trusts	0.0001823	11.80
Exercise of share options	0.0001823	11.80
Forfeited/canceled	2.44	5.86	13.99
Outstanding, ending balance	4.90	$ 6.04	$ 5.45	$ 12.28
Exercisable	7.07
Vested and Expected to Vest	$ 5.40
Weighted Average Remaining Contractual Life	3 years 4 months 24 days	3 years 8 months 26 days	4 years 6 months 14 days	4 years 9 months 21 days
Weighted Average Remaining Contractual Life, Exercisable	1 year 10 months 24 days
Weighted Average Remaining Contractual Life, Vested and Expected to Vest	3 years 1 month 2 days
Aggregate Intrinsic Value, Options, Outstanding	$ 789,898	$ 1,686,640	$ 2,010,425	$ 1,052,084
Aggregate Intrinsic Value, Options, exercised with shares issued to trusts	1,366,836	405,191
Aggregate Intrinsic Value, Options, exercised excluding shares issued to trusts	192,041	$ 379,344
Aggregate Intrinsic Value, Options, Exercisable	413,555
Aggregate Intrinsic Value, Options, Vested and Expected to Vest	$ 684,439
Weighted Average Grant Date Fair Value
Outstanding, beginning balance	$ 26.16	$ 27.59	$ 16.95
Granted	47.47	38.30	35.69
Modification	47.71	28.45	39.87
Exercise of share options with shares issued to trusts	47.71	28.45
Exercise of share options	47.71	28.45
Forfeited/canceled	41.29	34.20	25.36
Outstanding, ending balance	30.18	$ 26.16	$ 27.59	$ 16.95
Exercisable	22.80
Vested and Expected to Vest	$ 28.69